Summary of Significant Accounting Policies - Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Net unrealized gains / (losses) on available-for-sale securities, beginning balance	$ 0
Net unrealized gains / (losses) on available-for-sale securities	(588)	$ 0	$ 0
Net unrealized gains / (losses) on available-for-sale securities, ending balance	(588)	0
Total accumulated other comprehensive income (loss), net of taxes, beginning balance	0
Other comprehensive income (loss), net of taxes	(588)	0	$ 0
Total accumulated other comprehensive income (loss), net of taxes, ending balance	$ (588)	$ 0